EXPLANATORY NOTE

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format for Calamos Global Equity Fund (the “Fund”) that is identical to the risk/return information contained in the Fund’s prospectus filed as part of Post-Effective Amendment No. 134 on June 17, 2020, as supplemented pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 4, 2020 (SEC Accession No. 0001387131-20-007024).